Securities Available-for-sale	12 Months Ended
Jun. 30, 2015
Securities Available-for-Sale
Securities Available-for-sale

2. Securities Available-for-Sale

        The following presents a summary of the amortized cost, gross unrealized holding gains and losses, and fair value of securities available for sale.

	June 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. Government agency securities	$48,191	$40	$(1)	$48,230
Agency mortgage-backed securities	54,553	2	(877)	53,678

	$102,744	$42	$(878)	$101,908

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. Government agency securities	$48,415	$31	$(28)	$48,418
Agency mortgage-backed securities	66,744	3	(1,284)	65,463

	$115,159	$34	$(1,312)	$113,881

        At June 30, 2015, the Company held no securities of any single issuer (excluding the U. S. Government and federal agencies) with a book value that exceeded 10 percent of stockholders' equity.

        When securities are sold, the adjusted cost of the specific security sold is used to compute the gain or loss on sale. There were no securities sold during fiscal 2015 or fiscal 2014. At June 30, 2015, investment securities with a fair value of approximately $12.4 million were pledged as collateral to secure outstanding wholesale repurchase agreements and FHLB advances.

        The following summarizes the Company's gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	June 30, 2015
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
U.S. Government agency securities	$2,999	$(1)	$—	$—	$2,999	$(1)
Agency mortgage-backed securities	10,295	(106)	41,349	(771)	51,644	(877)

	$13,294	$(107)	$41,349	$(771)	$54,643	$(878)

	June 30, 2014
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
U.S. Government agency securities	$24,141	$(28)	$—	$—	$24,141	$(28)
Agency mortgage-backed securities	—	—	62,734	(1,284)	62,734	(1,284)

	$24,141	$(28)	$62,734	$(1,284)	$86,875	$(1,312)

        There were no other-than-temporary impairment losses on securities during the years ended June 30, 2015 and 2014.

        At June 30, 2015, the Company had 16 securities in a continuous loss position for greater than twelve months. At June 30, 2015, all of the Company's available-for-sale securities were issued or guaranteed by either government agencies or government-sponsored enterprises. In management's estimation, the decline in fair value of the Company's available-for-sale securities at June 30, 2015 is attributable to changes in interest rates.

        Management of the Company, in addition to considering current trends and economic conditions that may affect the quality of individual securities within the Company's investment portfolio, also considers the Company's ability and intent to hold such securities to maturity or recovery of cost. At June 30, 2015, it is more likely than not that the Company will not sell or be required to sell the investment securities before recovery of its amortized cost. As such, management does not believe any of the Company's available-for-sale securities are other-than-temporarily impaired at June 30, 2015.

        The amortized cost and fair values of available-for-sale debt securities by contractual maturity are shown below as of June 30, 2015. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(Dollars in thousands)
Due within one year	$36,117	$36,142
Due after one year through five years	12,074	12,088
Due after five years through ten years	26,425	26,119
Due after ten years	28,128	27,559

	$102,744	$101,908